Financial instruments related to commodity contracts - Cash flow hedge (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedge
Profit (Loss) recorded in other comprehensive income of the period	$ 445	$ 14	$ (14)
Recycled amount from other comprehensive income to the income statement of the period	(56)	(1)
Ineffective portion of the cash flow hedges	$ 0	$ 0	$ 0
Cash flow hedge
Cash flow hedge
Maximum maturity of most derivatives	1 year